Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Income (loss) before income taxes from continuing operations	$ 159,997	$ 23,870	$ (43,106)
Loss before income taxes from discontinued operations	0	0	(1,053)
Adjustments to reconcile income (loss) before income taxes to net cash flows:
Share-based payment expense	14,926	9,073	9,785
Adjustments for depreciation and amortisation expense	13,165	13,939	19,600
Impairment of non-financial assets	681	3,194	5,624
Share of net loss of equity-accounted investees	0	6	29,376
Impairment of equity-accounted investee	0	0	115,477
Fair value gain on investments	(89,838)	(1,500)	(116,561)
Net finance expense (income)	(7,269)	18,224	8,603
Other adjustments	(255)	(452)	(1,833)
Changes in working capital:
Change in trade and other receivables	(17,956)	(19,299)	(7,291)
Change in prepayments	(500)	4,253	(132)
Change in trade and other payables	5,310	8,559	12,925
Change in deferred revenue	9,277	(97)	747
Change in other liabilities	1,158	3	(146)
Income taxes paid	(5,937)	(3,111)	(5,452)
Net cash flow from operating activities	82,761	56,662	26,564
Cash flows from investing activities:
Purchase of equipment	(1,873)	(3,187)	(1,060)
Purchase of intangible assets	(250)	0	0
Development expenditure	(4,281)	(6,789)	(4,836)
Acquisition of subsidiary, net of cash acquired	0	0	(9,008)
Proceeds from sale of shares in associate	0	36,879	50,000
Net sale (purchase) of listed equity instruments	23,414	16,178	(84,835)
Interest income received	2,989	1,368	35
Net cash flow from (used in) investing activities	19,999	44,450	(49,703)
Cash flows from financing activities:
Acquisition of treasury shares	(32,695)	(146,068)	(749)
Proceeds from exercise of share options	394	0	0
Dividends paid	(23,105)	0	0
Interests on loans and borrowings	(369)	(293)	(316)
Repayment of loans and borrowings	(161)	(378)	(499)
Payment of lease liabilities	(3,907)	(3,837)	(5,119)
Net cash flow used in financing activities	(59,843)	(150,578)	(6,683)
Net change in cash and cash equivalents	42,918	(49,465)	(29,822)
Cash and cash equivalents at beginning of period	52,414	102,876	134,168
Effect of exchange rate changes on cash and cash equivalents	(1,469)	(996)	(1,472)
Cash and cash equivalents at end of period	$ 93,863	$ 52,414	$ 102,876